Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and brands by segment and former segment (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 31,986	€ 30,994	€ 31,738
Goodwill
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	15,344	15,173	15,507
Goodwill | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	11,074	10,412
Goodwill | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,059	1,899
Goodwill | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	107	0
Goodwill | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	1,332	1,550
Goodwill | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	164	170
Goodwill | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	514
Goodwill | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	608	628
Brands
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	16,618	15,796	€ 16,212
Brands | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	12,546	11,795
Brands | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,943	2,876
Brands | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	51	0
Brands | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	972	972
Brands | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 106	€ 153